Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables and deposit receivables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2025			December 31, 2024
Primary Underlying Risk/Instrument Type		Fair Value			Fair Value
	Gross Notional	Assets	Liabilities	Gross Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$2,664	$0	$(103)	$2,851	$0	$(209)
Foreign Currency Swaps	4,731,873	84,065	(215,779)	3,308,842	202,606	(27,523)
Total Derivatives Designated as Hedge Accounting Instruments	$4,734,537	$84,065	$(215,882)	$3,311,693	$202,606	$(27,732)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$191,366,960	$8,656,717	$(20,427,373)	$174,170,160	$9,029,399	$(20,888,553)
Interest Rate Futures	2,076,700	2,227	(1,587)	1,518,400	1,967	(1,443)
Interest Rate Options	27,025,000	133,690	(1,331,534)	29,135,000	279,414	(1,406,265)
Interest Rate Forwards	0	0	0	0	0	0
Interest Rate Total Return Swaps	843,143	215,517	(219,681)	223,721	1,472	(2,121)
Foreign Currency
Foreign Currency Forwards	2,388,287	1,918	(12,705)	1,146,861	30,078	(181)
Credit
Credit Default Swaps	874,950	9,667	0	911,850	9,606	0
Currency/Interest Rate
Foreign Currency Swaps	2,138,269	51,698	(55,778)	2,285,052	164,152	(9,277)
Equity
Equity Total Return Swaps	31,287,562	2,697,977	(2,473,729)	23,025,217	1,160,080	(1,182,913)
Equity Options	199,267,054	9,954,651	(8,727,823)	117,107,059	4,453,762	(3,717,637)
Equity Futures	836,190	2,208	(4,586)	1,802,205	15	(6,060)
Synthetic GICs	4,186,284	0	0	3,958,847	143	(31)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$462,290,399	$21,726,270	$(33,254,796)	$355,284,372	$15,130,088	$(27,214,481)
Total Derivatives(1)(2)	$467,024,936	$21,810,335	$(33,470,678)	$358,596,065	$15,332,694	$(27,242,213)
(1)Excludes embedded derivatives which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $17,801 million and $11,968 million as of December 31, 2025 and 2024, respectively, primarily included in "Policyholders' account balances".
(2)Recorded in “Other invested assets”, “Payables to parent and affiliates” and "Other liabilities" on the Consolidated Statements of Financial Position.

Offsetting of Financial Assets
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables and deposit receivables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2025
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$21,810,330	$(21,763,852)	$46,478	$0	$46,478
Total Assets	$21,810,330	$(21,763,852)	$46,478	$0	$46,478
Offsetting of Financial Liabilities:
Derivatives	$33,470,678	$(30,988,463)	$2,482,215	$(2,482,215)	$0
Total Liabilities	$33,470,678	$(30,988,463)	$2,482,215	$(2,482,215)	$0

	December 31, 2024
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$15,332,538	$(15,308,195)	$24,343	$0	$24,343
Total Assets	$15,332,538	$(15,308,195)	$24,343	$0	$24,343
Offsetting of Financial Liabilities:
Derivatives	$27,242,182	$(23,619,586)	$3,622,596	$(3,622,596)	$0
Total Liabilities	$27,242,182	$(23,619,586)	$3,622,596	$(3,622,596)	$0
(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

Offsetting of Financial Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables and deposit receivables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2025
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$21,810,330	$(21,763,852)	$46,478	$0	$46,478
Total Assets	$21,810,330	$(21,763,852)	$46,478	$0	$46,478
Offsetting of Financial Liabilities:
Derivatives	$33,470,678	$(30,988,463)	$2,482,215	$(2,482,215)	$0
Total Liabilities	$33,470,678	$(30,988,463)	$2,482,215	$(2,482,215)	$0

	December 31, 2024
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$15,332,538	$(15,308,195)	$24,343	$0	$24,343
Total Assets	$15,332,538	$(15,308,195)	$24,343	$0	$24,343
Offsetting of Financial Liabilities:
Derivatives	$27,242,182	$(23,619,586)	$3,622,596	$(3,622,596)	$0
Total Liabilities	$27,242,182	$(23,619,586)	$3,622,596	$(3,622,596)	$0
(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2025
	Realized Investment Gains (Losses)	Change in Value of Market Risk Benefits, Net of Related Hedging Gains (Losses)	Net Investment Income	Other Income (Loss)	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$3	$0	$(63)	$0	$90
Currency/Interest Rate	3,904	0	56,229	(80,651)	(243,345)
Total cash flow hedges	3,907	0	56,166	(80,651)	(243,255)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	50,408	(791,731)	0	0	0
Currency	(149,674)	0	0	0	0
Currency/Interest Rate	(120,149)	0	0	(1,037)	0
Credit	14,684	0	0	0	0
Equity	3,505,905	(744,447)	0	0	0
Embedded Derivatives	(4,434,388)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(1,133,214)	(1,536,178)	0	(1,037)	0
Total	$(1,129,307)	$(1,536,178)	$56,166	$(81,688)	$(243,255)

	Year Ended December 31, 2024
	Realized Investment Gains (Losses)	Change in Value of Market Risk Benefits, Net of Related Hedging Gains (Losses)	Net Investment Income	Other Income (Loss)	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$3	$0	$(118)	$0	$46
Currency/Interest Rate	2,256	0	48,523	34,827	98,585
Total cash flow hedges	2,259	0	48,405	34,827	98,631
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	35,600	(2,094,268)	0	0	0
Currency	54,543	0	0	0	0
Currency/Interest Rate	77,166	0	0	523	0
Credit	16,856	0	0	0	0
Equity	3,207,538	(761,850)	0	0	0
Embedded Derivatives	(2,680,559)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	711,144	(2,856,118)	0	523	0
Total	$713,403	$(2,856,118)	$48,405	$35,350	$98,631

	Year Ended December 31, 2023
	Realized Investment Gains (Losses)	Change in Value of Market Risk Benefits, Net of Related Hedging Gains (Losses)	Net Investment Income	Other Income (Loss)	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$2	$0	$(118)	$0	$72
Currency/Interest Rate	(636)	0	43,934	(26,206)	(126,765)
Total cash flow hedges	(634)	0	43,816	(26,206)	(126,693)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	25,329	(1,555,807)	0	0	0
Currency	(16,012)	0	0	0	0
Currency/Interest Rate	(102,238)	0	0	(257)	0
Credit	14,350	0	0	0	0
Equity	1,744,218	(821,996)	0	0	0
Embedded Derivatives	(2,798,232)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(1,132,585)	(2,377,803)	0	(257)	0
Total	$(1,133,219)	$(2,377,803)	$43,816	$(26,463)	$(126,693)

Schedule of Derivative Instruments Recognized in Accumulated Other Comprehensive Income(Loss) Before Taxes
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2022	$138,627
Amount recorded in AOCI
Interest Rate	(44)
Currency/Interest Rate	(109,673)
Total amount recorded in AOCI	(109,717)
Amount reclassified from AOCI to income
Interest Rate	116
Currency/Interest Rate	(17,092)
Total amount reclassified from AOCI to income	(16,976)
Balance, December 31, 2023	$11,934
Amount recorded in AOCI
Interest Rate	(69)
Currency/Interest Rate	184,191
Total amount recorded in AOCI	184,122
Amount reclassified from AOCI to income
Interest Rate	115
Currency/Interest Rate	(85,606)
Total amount reclassified from AOCI to income	(85,491)
Balance, December 31, 2024	$110,565
Amount recorded in AOCI
Interest Rate	30
Currency/Interest Rate	(263,863)
Total amount recorded in AOCI	(263,833)
Amount reclassified from AOCI to income
Interest Rate	60
Currency/Interest Rate	20,518
Total amount reclassified from AOCI to income	20,578
Balance, December 31, 2025	$(132,690)